CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 30, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:           First Trust Exchange-Traded Fund IV
                (Registration Nos. 333-174332 and 811-22559)
                --------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 165 and under the Investment Company Act of 1940, as amended, Amendment No. 167 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust EIP Carbon Impact ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP

                                        By: /s/ Morrison C. Warren
                                            -----------------------------------
                                                Morrison C. Warren

Enclosures